CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary shares [Member]	Additional paid-in capital [Member]	Accumulated deficit [Member]	Total
Beginning balance at Dec. 31, 2019	$ 5,407	$ 77,964	$ (77,137)	$ 6,234
Beginning balance, shares at Dec. 31, 2019	433,129
Issuance of ordinary shares in private placement, net of issuance expenses in an amount of approximately $29	$ 1,894	2,837	0	4,731
Issuance of ordinary shares in private placement, net of issuance expenses in an amount of approximately $29, shares	136,009
Issuance of ordinary shares and warrants in the April - May 2020 Financings, net of issuance expenses in an amount of $1,361	$ 13,039	(2,900)	0	10,139
Issuance of ordinary shares and warrants in the April - May 2020 Financings, net of issuance expenses in an amount of $1,361, shares	958,335
Issuance of ordinary shares and warrants in the Warrant Exercise Transaction, net of issuance expenses in an amount of $920	$ 11,290	(2,578)	0	8,712
Issuance of ordinary shares and warrants in the Warrant Exercise Transaction, net of issuance expenses in an amount of $920, shares	802,712
RSU vesting	$ 16	(16)	0	0
RSU vesting, shares	1,258
Share-based compensation	$ 0	408		408
Share-based compensation, shares	0
Net loss	$ 0	0	(13,846)	(13,846)
Ending balance at Dec. 31, 2020	$ 31,646	75,715	(90,983)	16,378
Ending balance, shares at Dec. 31, 2020	2,331,443
Exercise of warrants, net of issuance expenses in an amount of $22	$ 18,099	1,120	0	19,219
Exercise of warrants, net of issuance expenses in an amount of $22, shares	1,210,235
Issuance of ordinary shares and warrants in the June 2021 Registered Direct Offering, net of issuance expenses in an amount of $3,199	$ 19,011	12,790	0	31,801
Issuance of ordinary shares and warrants in the June 2021 Registered Direct Offering, net of issuance expenses in an amount of $3,199, shares	1,296,297
Option exercise	$ 5	(1)	0	$ 4
Option exercise, shares	350			350
RSU vesting	$ 26	$ (26)	0	$ 0
RSU vesting, shares	1,764
Share-based compensation	$ 0		0	491
Share-based compensation, shares		491
Net loss	0	$ 0	(17,202)	(17,202)
Ending balance at Dec. 31, 2021	$ 68,787	90,089	(108,185)	50,691
Ending balance, shares at Dec. 31, 2021	4,840,089
Issuance of ordinary shares and warrants in the June 2021 Registered Direct Offering, net of issuance expenses in an amount of $3,199	$ 14,815	(5,965)	0	$ 8,850
Issuance of ordinary shares and warrants in the June 2021 Registered Direct Offering, net of issuance expenses in an amount of $3,199, shares	1,000,000
Option exercise, shares				0
RSU vesting	$ 62	$ (62)		$ 0
RSU vesting, shares	4,374
Share-based compensation			0	879
Share-based compensation, shares		879
Net loss			(19,108)	(19,108)
Ending balance at Dec. 31, 2022	$ 83,664	$ 84,941	$ (127,293)	$ 41,312
Ending balance, shares at Dec. 31, 2022	5,844,463